Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings

B.14. LITIGATION AND ARBITRATION PROCEEDINGS
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company’s financial statements for the year ended December 31, 2020.

B.14.1. PRODUCTS

ZANTAC® LITIGATION IN THE US
On June 30 and July 8, 2021, the Federal MDL Court entered orders granting in part and denying in part Defendants’ motions to dismiss various aspects of Plaintiffs’ amended complaints. The rulings significantly narrowed the scope of plaintiffs’ complaints and saw the dismissal of all retailers and generic manufacturers from the MDL, leaving branded manufacturers GSK, Pfizer, Boehringer Ingelheim, and Sanofi as the defendants. As of the end of June 2021, there were 1,321 personal injury cases in the MDL, comprising 1,753 personal injury plaintiffs alleging claims against Sanofi. Separately, and as of the end of June 2021, there were 54 cases pending in California state court comprising 1,063 plaintiffs. Other cases are pending in various state courts. These state court cases still include numerous retail and generics manufacturing defendants in addition to branded manufacturers.
Overall between State and federal filings there are currently 1,501 product liability “complaints” filed. These complaints encompass 2,878 individual product liability “plaintiffs” who have all filed against Sanofi. Additional cases may be filed. It is not possible, at this stage, to assess reliably the outcome of these lawsuits or the potential financial impact on Sanofi.

DEPAKINE® PRODUCT LITIGATION IN FRANCE
Administrative Actions
In July 2020, a court had recognized the responsibility of the State in 3 administrative proceedings initiated by families against the State. In March 2021, the Administrative Court did not retain any lack of information of the mother regarding the risk of neurodevelopmental disorders at the time of pregnancies occurred in 1998 and in 2001, based on the state of scientific knowledge at these dates. However, liabilities were retained against the State, the healthcare professionals and Sanofi, notably for discrepancy between the SmPC (Summary of the Product Characteristics) and the patient leaflet regarding the risk of malformations. Given that Sanofi-Aventis France (SAF) was not a party to these administrative proceedings, SAF’s arguments (i.e. notably several requests from SAF to the Health Authorities to reinforce warnings to healthcare professionals and patients in relation to Depakine®) were not considered. SAF has filed requests for voluntary intervention in these proceedings to present its arguments before the Administrative Court of Appeal.
Civil Proceedings
On July 21, 2021, a Judicial Tribunal in France dismissed a claim for damages brought against SAF regarding a child born in 1995. The Judicial Tribunal considered that the risk of occurrence of neurodevelopmental disorders in children born to mother exposed to sodium valproate during pregnancy was not evidenced by the state of scientific knowledge at the time of her pregnancy. This decision might be appealed.

B.14.2. PATENTS

RAMIPRIL® CANADA PATENT LITIGATION
At the request of the parties, in June 2021, the Court ordered that the action be stayed in view of the lower court's decision in March in the Apotex vs. Lilly case. In the Lilly case, the Court dismissed Apotex's Statute of Monopolies claim by way of summary judgment. If upheld on appeal, this decision may end Apotex's claim against Sanofi, also based on the Statute of Monopolies. It is anticipated that the appeals process, through finality will take approximately 24 months.

PRALUENT® (ALIROCUMAB)-RELATED AMGEN PATENT LITIGATION IN THE US
In April 2021, Amgen filed a petition with the Court of Appeals for the Federal Circuit (“CAFC”) seeking rehearing of the February 2021 ruling. In June 2021, the CAFC denied Amgen’s petition for rehearing.

DUPIXENT® (DUPILUMAB)-RELATED AMGEN INTER PARTES REVIEWS AND PATENT LITIGATION IN THE US
Amgen filed a Petition for Writ of Certiorari to the U.S. Supreme Court challenging the Federal Circuit’s affirmance that all claims of U.S. Patent No. 8,679,487 are invalid, which petition the Court denied in June 2021. Amgen’s ‘487 patent is invalid with no further possibility of appeal. The associated district court case should be dismissed in the near term, bringing all US patent disputes involving Dupixent® to a close.

B.14.3. OTHER LITIGATION

PLAVIX® (clopidogrel) - ATTORNEY GENERAL ACTION IN HAWAII
In February 2021, the Court issued its decision, imposing penalties in the total amount of $834,012,000 against both Sanofi and Bristol Myers Squibb (BMS), with $417,006,000 being apportioned to each company. In June 2021, Sanofi and BMS appealed this judgment. To the extent this judgment or possibly a reduced judgment remains after the appeal, the judgment would be split evenly with BMS.

PLAVIX® (clopidogrel) - ATTORNEY GENERAL ACTION IN NEW MEXICO
In September 2016, the New Mexico Attorney General (AG) filed a complaint, claiming that Sanofi and Bristol Meyers Squibb (BMS) engaged in unfair and deceptive practices related to the marketing and labelling of Plavix®. The New Mexico AG specifically alleged that Plavix® had a diminished effect in patients of certain genetic backgrounds and that the Companies failed to make an earlier disclosure of this information. Discovery is underway, with a jury trial set on the court’s April 2022 trial docket.

340-B DRUG PRICING PROGRAM IN THE UNITED STATES
Sanofi is currently involved in a number of matters relating to the 340B Drug Pricing Program (a US federal program that requires drug manufacturers to supply certain products to healthcare authorities at reduced prices) in the United States.
In two of those matters, one filed in October 2020 in the United States District Court for the District of Columbia, and one in December 2020 in the US District Court for the Northern District of California, certain 340B Covered Entities and advocacy groups filed lawsuits against the US Department of Health and Human Services (“HHS”), its Secretary, its agency the Health Resources and Services Administration (“HRSA”), and HRSA’s administrator alleging that the 340B statute requires drug manufacturers, like Sanofi, to supply Contract Pharmacies with drugs discounted under the 340B Program and prohibits manufacturers from imposing conditions on the provision of such drugs to Contract Pharmacies. Plaintiffs seek, in these actions, to have the defendant agencies and their officials enforce plaintiffs’ interpretation of the 340B statute. Sanofi, along with certain other drug manufacturers, have filed a motion to intervene in these lawsuits. The lawsuit pending in the District of Columbia is currently stayed and the lawsuit pending in the Northern District of California was dismissed without prejudice.
In January 2021, an advocacy group, on behalf of a number of Covered Entities, filed an Administrative Dispute Resolution (“ADR”) proceeding before HRSA against Sanofi and two other drug manufacturers seeking to require the named manufacturers to supply Contract Pharmacies with drugs discounted under the 340B Program without imposing conditions.
In February 2021, the Vermont Attorney General issued a Civil Investigative Subpoena seeking certain information about Sanofi’s 340B program participation.
In addition to these matters, in January 2021, Sanofi filed a lawsuit against HHS, its Secretary, its General Counsel, HRSA, and HRSA’s administrator in the US District Court for the District of New Jersey. Sanofi’s lawsuit challenges: (i) under the Administrative Procedure Act, an Advisory Opinion issued by the HHS Office of General Counsel on December 30, 2020, which concludes that drug manufacturers are legally obligated to provide drugs discounted under the 340B program to Contract Pharmacies and that drug manufacturers may not impose conditions on the provision of such drugs to Contract Pharmacies; and (ii) under the United States Constitution and the Administrative Procedure Act, an ADR Rule, issued by HHS on December 10, 2020, which establishes certain procedures for disputes between Covered Entities and drug manufacturers participating in the 340B Program.
On February 2, 2021, Sanofi filed a motion for a preliminary injunction, seeking to enjoin the ADR Rule on the basis of Sanofi’s constitutional injuries. On March 16, 2021, while Sanofi’s motion was still pending, a district court in the Southern District of Indiana granted the drug manufacturer Eli Lilly’s motion for a preliminary injunction against the ADR Rule. On April 19, 2021, the government filed a motion to dismiss the amended complaint and for summary judgment.
On May 17, 2021, the HRSA sent Sanofi a letter indicating that HRSA had determined that Sanofi’s initiative violates Section 340B and that Sanofi had overcharged certain covered entities. HRSA’s letter threatened Sanofi with enforcement actions, including civil monetary penalties (“CMPs”), if Sanofi continued to operate its initiative. Five other manufacturers received a similar letter. On June 1, 2021, Sanofi sent a response to HRSA stating that the legality of Sanofi’s initiative was being litigated in court and explaining why it complies with the 340B statute, why HRSA’s letter violates the Administrative Procedure Act (“APA”) and why CMPs would be inappropriate.
In June 2021, the District of Delaware entered summary judgment in AstraZeneca’s favor on its APA claim that the Advisory Opinion is arbitrary and capricious and vacated the Advisory Opinion.